Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other financial liabilities
Schedule of other financial liabilities

	2020	2019
	£m	£m
Customer deposits - designated as at fair value through profit or loss	796	—
Debt securities in issue
- designated as at fair value through profit or loss	1,607	2,258
- amortised cost	43,408	42,962

Total	45,811	45,220